Certain Balance Sheet Items	12 Months Ended
Dec. 31, 2020
Balance Sheet Related Disclosures [Abstract]
Supplemental Balance Sheet Disclosures [Text Block]	Certain Balance Sheet Items
The following table summarizes inventories (in thousands):

	December 31,
	2020	2019
Raw materials	$119	$92
Work in process	167	137
Finished goods	272	524
	$558	$753
The following table summarizes other current assets (in thousands):

	December 31,
	2020	2019
Prepaid services	$421	$23
Prepaid insurance	158	184
Transition service agreement, related party	115	345
Deferred cost - service contracts	99	118
Other	14	—
	$807	$670
The following table summarizes property and equipment (in thousands):

	December 31,
	2020	2019
Computer equipment(1)	$291	$291
Accumulated depreciation(1)	(291)	(289)
	$—	$2
________________
(1)    Includes the impact of foreign currency exchange rate fluctuations.
Depreciation expense for property and equipment was $2,000 and $4,000 for the years ended December 31, 2020 and 2019, respectively.
The following table summarizes other assets (in thousands):

	December 31,
	2020	2019
Prepaid Insurance	$385	$519
Deferred cost – service contracts	56	154
Other	2	4
	$443	$677